Summary Of Significant Accounting Policies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Apr. 28, 2017
Current assets
Cash and cash equivalents	$ 16,958	$ 14,221
Restricted cash	1,934	280
Total cash and cash equivalents and restricted cash	$ 18,892	$ 14,501	$ 0